Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties		$ 200,000	$ 200,000
Guarantee Expenses
Related Party Transaction [Line Items]
Related party expense				$ 541,202
Guarantee payments made	$ 541,202
Guarantee Expenses | Accrued Liabilities
Related Party Transaction [Line Items]
Guarantee payments due	$ 145,558			$ 145,558
Affiliated Entity
Related Party Transaction [Line Items]
Accrued preferred dividends		4,200,000	4,200,000
Former Shareholder And Chairman | Management fees
Related Party Transaction [Line Items]
Related party expense		100,000	100,000
Due to related parties		$ 42,000	$ 42,000